Employee Stock And Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2013
Assumptions Used In The Pricing Model

	Years ended December 31,
	2013	2012	2011

Expected term (years)	3.0	3.0	3.0
Risk-free interest rate	0.36%	0.43%	1.22%
Expected volatility	20.0%	22.1%	29.7%
Weighted average fair value of PSUs granted	$26.88	$19.11	$19.50

Summary Of Nonvested RSU Transactions

	Number of Stock Units	Weighted Average Fair Value

Nonvested stock units at beginning of period	85,597	$17.89
Granted	48,133	23.28
Vested	(19,500)	17.83
Forfeited	(1,564)	20.78
Nonvested stock units at end of period	112,666	$20.16

Summary Of Value Of Restricted Stock Units

	Years ended December 31,
	2013	2012	2011
Weighted average fair value of RSUs granted	$23.28	$17.99	$17.77

Summary Of Stock Option Transactions

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Options:
Outstanding, beginning of year	3,121,388	$16.65
Granted	-	-
Forfeited	-	-
Expired	(17,189)	22.84
Exercised	(1,566,089)	16.41
Outstanding and exercisable at end of year	1,538,110	$16.82	3.7	$10,410

Summary Of Stock Options Exercised And Vested

	Years ended December 31,
	2013	2012	2011

Intrinsic value of options exercised	$10,410	$5,547	$3,071
Fair value of options vested	500	1,318	2,077

Summary Of Options Outstanding And Options Excercisable

	Options Outstanding and Exercisable
	Shares	Weighted Average Remaining Life (years)	Weighted Average Exercise Price
Range of prices:
$12.00 - 12.99	78,471	0.2	$12.92
$13.00 - 14.99	451,318	3.7	14.04
$15.00 - 16.99	518,231	4.5	15.71
$17.00 - 19.99	236,157	3.2	18.61
$20.00 - 23.99	253,933	2.2	23.57
	1,538,110	3.7	$16.82

Summary Of Nonvested Share Activity - Restricted Stock

	Number of Shares	Weighted Average Fair Value
Nonvested shares at beginning of period	147,160	$15.38
Granted	16,000	25.09
Vested	(100,660)	15.49
Forfeited	-	-
Nonvested shares at end of period	62,500	$17.70

Summary Of Value Of Restricted Stock Awards

	Years ended December 31,
	2013	2012	2011

Intrinsic value of restricted stock awards vested	$2,236	$2,384	$2,020
Fair value of restricted stock awards vested	1,560	1,971	1,650
Weighted average fair value of restricted stock awards granted	25.09	18.47	17.77

Performance Share Units [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2013	2012	2011
Stock-based compensation within operations and maintenance expense	$3,451	$2,552	$943
Income tax benefit	1,406	1,040	384

Summary Of Nonvested PSU Transactions

	Number of Share Units	Weighted Average Fair Value
Nonvested share units at beginning of period	414,168	$18.82
Granted	166,641	26.88
Performance criteria adjustment	(15,165)	18.21
Forfeited	(19,552)	21.74
Vested	(18,000)	19.51
Share unit awards issued	-	-
Nonvested share units at end of period	528,092	$21.25

Restricted Stock Units [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2013	2012	2011
Stock-based compensation within operations and maintenance expense	$813	$634	$342
Income tax benefit	336	262	142

Stock Options [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2013	2012	2011
Stock-based compensation within operations and maintenance expense	$30	$612	$1,361
Income tax benefit	461	580	673

Restricted Stock [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2013	2012	2011

Stock-based compensation within operations and maintenance expense	$770	$1,739	$1,800
Income tax benefit	320	721	740